Convertible Notes and Derivative Liability and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Convertible Notes and Derivative Liability and Warrants [Abstract]
CONVERTIBLE NOTES AND DERIVATIVE LIABILITY AND WARRANTS

NOTE 9 — CONVERTIBLE NOTES AND DERIVATIVE LIABILITY AND WARRANTS

Convertible Notes

	September 30, 2025	December 31, 2024
Convertible notes, at amortised cost are as follows:
Convertible notes at amortised cost	$5,200,000	3,059,595
Less: Deferred debt issuance cost	$300,000	648,232
Convertible notes, net	$4,900,000	2,411,363

As of September 30, 2025, the Company had the following outstanding convertible notes:

	Principal	Conversion	Coupon	Issuance	Maturity
Note Holders	Amount	Price	Rate	Date	Date
JAK & affiliated holders	$4,900,000	0.830	10.00%	June 3, 2025	June 3, 2028

During the nine months period ended September 30, 2025, a total of $5,200,000 of convertible promissory notes were issued with a discount of 7%. These Notes are to be settled by way of cash or may be converted to Class A ordinary shares. The conversion of these notes is subject to certain criterions as mentioned in the Convertible Note Agreements, which include a beneficiary cap of 9.9% of shareholdings in the Company by JAK.

Subsequently, on July 16, 2025, a total of $2,000,000 of convertible notes were issued with a discount of 7%, interest rate of 14.75% with a maturity date at January 16, 2030.

During the year ended December 31, 2024, a total of $2,650,000 of convertible notes were converted into 468 (adjusted by four Reverse Stock Splits in 2025 and a Reverse Stock Split on January 26, 2026) ordinary shares by the note holder, thereby increasing our shareholder equity by the same amount.

During the nine months period ended September 30, 2025, a total of $7,850,000 of convertible notes were converted into 37,788 ordinary shares by the note holder (adjusted by four Reverse Stock Splits in 2025 and a Reverse Stock Split on January 26, 2026), thereby increasing our shareholder equity by the same amount.

The effective interest expense calculated at 16.96 % amounted to $153,018 and $765,177 for the period ended September 30, 2025 and December 31, 2024 respectively.

The transaction costs incurred on issuance of the Notes are capitalized and amortised over the term of the Notes as follows:

	September 30, 2025	December 31, 2024
Balance at beginning of the year	$648,232	$-
Add: capitalized during the year	300,000	929,500
Less: amortized during the year	(648,232)	(281,268)
Ending balance	$300,000	$648,232

Derivative liability

Pursuant to ASC 815, a derivative liability had arisen from the issuance of convertible bonds which have the option of being converted to or exchanged for Class A ordinary shares at any time from date of issuance. The derivative liability is assessed to be a debt requiring to be bifurcated from the host contract and recorded at the fair value.

However, the conversion to ordinary shares is subject to certain terms and criteria as set within the Agreement, which includes restriction of conversion if the shareholdings by the note holder before and after the conversion exceeds 9.99%, as revised. As of September 30, 2025, the threshold has been met, and accordingly the derivative is assessed to have no value.

Free standing instruments – warrants

The convertible bond agreements as mentioned above granted the note holders 1,292,306 series A warrant, 609,554 series C warrant, allowing the warrant holders to purchase additional Class A ordinary shares at an exercise price of $1.76 and $1.76, respectively.

The exercise of these warrants is subject to a 9.99% beneficial cap, as revised, which restricts the holder from exceeding shareholdings in excess of the cap in the Company. As of September 30, 2025, the threshold has been met, and accordingly the derivative is assessed to have no value.

NOTE 10 — CONVERTIBLE NOTES, PROMISSORY NOTES, DERIVATIVE LIABILITY AND WARRANTS

Convertible Notes

	December 31,
	2024	2023
Convertible notes, at amortised cost are as follows:
Convertible notes at amortised cost	$3,059,595	-
Less: Deferred debt issuance cost	$648,232	-
Convertible notes, net	$2,411,363	-

	December 31,
	2024	2023
The convertible notes are repayable as follows:
Current liability	$82,447	-
Non-current liability	2,328,916	-
Total	$2,411,363

As of December 31, 2024, the Company had the following outstanding convertible notes:

	Principal	Conversion	Coupon	Issuance	Maturity
Note Holders	Amount	Price	Rate	Date	Date
JAK & affiliated holders	$50,000	0.830	14.75%	April 3, 2024	October 2, 2028
JAK & affiliated holders	1,100,000	0.830	14.75%	August 3, 2024	February 2, 2029
JAK & affiliated holders	500,000	0.950	14.75%	August 30, 2024	March 1, 2029
JAK & affiliated holders	1,500,000	0.686	14.75%	November 11, 2024	May 10, 2029
Total	3,150,000

During the year ended December 31, 2024, a total of $5,800,000 of convertible promissory notes were issued with a discount of 7%. These Notes are to be settled by way of cash or may be converted to Class A ordinary shares. The conversion of these notes are subject to certain criterions as mentioned in the Convertible Note Agreements, which include a beneficiary cap of 9.9% of shareholdings in the Company by JAK.

As of December 31, 2024, $2,650,000 of convertible notes were converted into 7,020,975 ordinary shares (equivalent to 35,105 post Reverse Stock Splits) by the note holder, thereby increasing our shareholder equity by the same amount.

The effective interest expense calculated at 16.96 % amounted to $765,177 and $nil for the year ended December 31, 2024 and December 31, 2023 respectively.

The transaction costs incurred on issuance of the Notes are capitalized and amortised over the term of the Notes as follows:

Transaction costs on issuance of Notes

	December 31,
	2024	2023
Balance at beginning of the year	$-	$-
Add: capitalized during the year	929,500	-
Less: amortized during the year	(281,268)	-
Ending balance	$648,232	$-

The following table sets forth the Company’s contractual obligations as of December 31, 2024 relating to the convertible notes:

2024
Convertible bonds-
2025	516,250
2026	457,250
2027	457,250
2028	507,250
2029	3,269,625
Total	5,207,625

Promissory Notes

	December 31,
	2024	2023
Balance at beginning of the year	$-	$-
Issued during the year	1,453,861	-
Waiver of liability	953,861	-
Ending balance	$500,000	$-

As of December 31, 2024, the Company has outstanding non-interest-bearing unsecured promissory notes with a total principal balance of US$500,000, which was settled fully in February 2025.

Derivative liability

Pursuant to ASC 815, a derivative liability had arisen from the issuance of convertible bonds which have the option of being converted to or exchanged for Class A ordinary shares at any time from date of issuance. The derivative liability is assessed to be a debt requiring to be bifurcated from the host contract and recorded at the fair value.

However, the conversion to ordinary shares is subject to certain terms and criteria as set within the Agreement, which includes restriction of conversion if the shareholdings by the note holder before and after the conversion exceeds 9.99%, as revised. As of December 31, 2024, the threshold has been met, and accordingly the derivative is assessed to have no value.

Free standing instruments – warrants

The convertible bond agreements as mentioned above granted the note holders 6,174,690 series A warrant, 180,722 series B warrant and 3,253,012 series C warrant, allowing the warrant holders to purchase additional Class A ordinary shares at an exercise price of $0.913, $0.001 and $0.924 respectively, subject to adjustments arising from the Reverse Stock Split.

The exercise of these warrants is subject to a 9.99% beneficial cap, as revised, which restricts the holder from exceeding shareholdings in excess of the cap in the Company. As of December 31, 2024, the threshold has been met, and accordingly the derivative is assessed to have no value.